Income taxes (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2023	2022
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$607	$35
Current income tax expense	1,411	1,741
	2,018	1,776
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	(27)
Effect of changes in tax rates and laws	(10)	(4)
Origination and reversal of temporary differences	(66)	(15)
	(87)	(46)
	1,931	1,730
OCI	(219)	(268)
Total comprehensive income	$1,712	$1,462

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2023	2022
Current income taxes
Federal	$748	$627
Provincial	481	429
Foreign	634	459
	1,863	1,515
Deferred income taxes
Federal	(37)	51
Provincial	(24)	37
Foreign	(90)	(141)
	(151)	(53)
	$1,712	$1,462

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2023		2022
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,936	27.8%	$2,097	26.3%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(332)	(4.8)	(199)	(2.5)
Tax-exempt income	(184)	(2.7)	(156)	(2.0)
Changes in income tax rate on deferred tax balances	(10)	(0.1)	(4)	–
Impact of equity-accounted income	(2)	–	(13)	(0.2)
Canada Recovery Dividend (CRD) tax	525	7.5	–	–
Other	(2)	–	5	0.1
Income taxes in the consolidated statement of income	$1,931	27.7%	$1,730	21.7%

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2023	Balance at beginning of year	$256	$6	$275	$92	$125	$6	$264	$1,024
	Recognized in net income	142	(1)	12	(39)	(7)	(1)	25	131
	Recognized in OCI	–	–	70	–	(27)	–	16	59
	Other (2)	3	(1)	(46)	–	–	(1)	(1)	(46)
	Balance at end of year	$401	$4	$311	$53	$91	$4	$304	$1,168
2022	Balance at beginning of year	$222	$40	$307	$103	$24	$5	$215	$916
	Recognized in net income	24	3	(25)	(12)	(3)	2	49	38
	Recognized in OCI	–	–	(16)	–	104	–	–	88
	Other (2)	10	(37)	9	1	–	(1)	–	(18)
	Balance at end of year	$256	$6	$275	$92	$125	$6	$264	$1,024
Deferred tax liabilities

$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2023	Balance at beginning of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
	Recognized in net income	(50)	1	1	(2)	–	6	(44)
	Recognized in OCI	–	–	5	–	–	–	5
	Other (2)	(1)	1	49	–	–	–	49
	Balance at end of year	$(392)	$(67)	$(16)	$(91)	$(13)	$–	$(579)
2022	Balance at beginning of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
	Recognized in net income	(10)	(23)	33	(2)	4	6	8
	Recognized in OCI	–	–	(81)	–	–	–	(81)
	Other (2)	(4)	36	1	1	2	–	36
	Balance at end of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
Net deferred tax assets as at October 31, 2023								$589
Net deferred tax assets as at October 31, 2022								$435

(1)
The deferred tax effect of tax loss carryforwards includes $4 million (2022: $6 million) that relate to operating losses (of which $2 million relate to Canada, and $2 million relate to the Caribbean) that expire in various years commencing in 2023, and nil (2022: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.